SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Loan from third parties	[1]	$ 2,476,014
VAT payable		556,192	443,833
Payroll payable		492,354	355,182
Accrued expenses		1,490	274,732
Others		3,907	42,267
Total		$ 3,529,957	$ 1,116,014

[1]	In April and May 2026, the Company entered into interest-free loan agreements with third parties, respectively. Each loan agreement had a loan amount of $1,179,055 (RMB8,000,000) and $1,296,960 (RMB8,800,000), with maturity dates in October and November 2026, respectively.